Condensed Consolidated Income Statements - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
Commercial property revenue	$ 1,130	$ 1,050	$ 2,227	$ 2,045
Hospitality revenue	476	430	958	804
Investment and other revenue	45	39	86	198
Total revenue	1,651	1,519	3,271	3,047
Direct commercial property expense	421	413	830	782
Direct hospitality expense	295	276	627	539
Investment and other expense	0	0	0	122
Interest expense	537	510	1,057	982
Depreciation and amortization	76	69	148	132
General and administrative expense	183	156	352	307
Total expenses	1,512	1,424	3,014	2,864
Fair value gains, net	770	454	1,387	378
Share of net earnings from equity accounted investments	288	193	516	526
Income before income taxes	1,197	742	2,160	1,087
Income tax expense	146	78	86	236
Net income	1,051	664	2,074	851
Net income attributable to:
Limited partners	194	87	386	27
General partner	0	0	0	0
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	332	148	662	45
Limited partnership units of Brookfield Office Properties Exchange LP	8	4	16	1
Interests of others in operating subsidiaries and properties	$ 517	$ 425	$ 1,010	$ 778
Net income per LP Unit:
Basic (in dollars per share)	$ 0.69	$ 0.31	$ 1.38	$ 0.09
Diluted (in dollars per share)	$ 0.68	$ 0.31	$ 1.36	$ 0.09